Financial Statements - Balance sheets (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance Sheet Parathetical Abstract
Of which subordinated liabilities at fair value	€ 0	€ 0	€ 0
Of which: Subordinated liabilities at amortized cost	17,316	17,230	16,109
MEMORANDUM ITEM (OFF-BALANCE SHEET EXPOSURES)
Financial guarantees given	47,671	50,540	49,876
Contingent Commitments	€ 108,881	€ 117,573	€ 135,733